Warehouse Credit Facilities of Consolidated VIEs - Schedule of Terms of the Warehouse Credit Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Facility One [Member]
Line of Credit Facility [Line Items]
Aggregate borrowings limit	$ 200,000
As of December 31, 2024
Aggregate principal balance of finance receivables pledged as collateral		$ 223,207
Outstanding balance		177,375
Restricted cash		8,961
Facility Two [Member]
Line of Credit Facility [Line Items]
Aggregate borrowings limit	200,000
As of December 31, 2024
Aggregate principal balance of finance receivables pledged as collateral	76,523	64,970
Outstanding balance	62,290	51,012
Restricted cash	3,169	2,550
Facility Three [Member]
Line of Credit Facility [Line Items]
Aggregate borrowings limit	200,000
As of December 31, 2024
Aggregate principal balance of finance receivables pledged as collateral	223,901	165,927
Outstanding balance	175,568	117,264
Restricted cash	10,398	6,485
Facility Four [Member]
Line of Credit Facility [Line Items]
Aggregate borrowings limit	225,000
As of December 31, 2024
Aggregate principal balance of finance receivables pledged as collateral	143,514	92,978
Outstanding balance	122,054	75,617
Restricted cash	$ 5,328	$ 2,692